STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

February 3, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:           BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of BNY Mellon Funds Trust (the "Trust"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 43 (the "Amendment") to the Fund's Registration Statement (the "Registration Statement") on Form N-1A registering Class M and Investor shares of a new series of the Company – BNY Mellon Corporate Bond Fund (the "Fund").

The Amendment is marked to show changes made in response to comments of the Commission's staff (the "Staff") on Post-Effective Amendment No. 37 ("Amendment No. 37") to the Registration Statement filed on November 30, 2011 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on January 17, 2012.  The Amendment also includes certain other non-material and conforming changes and, as exhibits, an amended administration agreement, revised investment advisory and distribution agreements and revised shareholder services and Rule 18f-3 plans.  The Fund intends to file next week a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act in order to file the opinion and consent of counsel and the consent of the Fund's independent registered public accounting firm.

For the convenience of the Staff and for completeness purposes, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

COMMENTS TO AMENDMENT NO. 37

Prospectus

Fund Summary—Fees and Expenses

1.
Staff Comment:  Please revise the footnote disclosure regarding Dreyfus' contractual fee and/or expense waiver to state whether Dreyfus and/or the Fund can terminate the contractual agreement and, if so, under what circumstances they may terminate the agreement.

Response:  The footnote disclosure has been revised as requested.

Fund Summary—Principal Investment Strategy

2.	Staff Comment: Please disclose, in the second paragraph, the expected average effective duration of the Fund's portfolio for the forthcoming year.

Response:  It is respectfully requested that the comment be waived.  The Fund states that, generally, the average effective duration of its portfolio will not exceed eight years.  The Fund's average effective duration will fluctuate based on market conditions and, therefore, the Fund believes that it would be imprecise to disclose the expected average effective duration of its portfolio for the forthcoming year.

Fund Summary—Purchase and Sale of Fund Shares

3.	Staff Comment: Item 6(b) of Form N-1A requires, in part, that a registrant disclose that its shares are redeemable. Please revise the disclosure in the third sentence accordingly.

Response:  It is respectfully requested that the comment be waived.  The Fund states that investors may "sell (redeem) [their] shares on any business day by contacting BNY Mellon Wealth Management or [their] financial representative."  The Fund believes that the disclosure, which appears to be standard in the industry, complies with Item 6(b) of Form N-1A.

Statement of Additional Information

The Fund's Investments, Related Risks and Limitations—Investment Restrictions—Fundamental

4.
Staff Comment:  The Investment Company Act of 1940 (the "1940 Act") and interpretations or modifications by, or exemptive or other relief from, the Commission or other authority with appropriate jurisdiction may not have an effect on all of the Fund's fundamental investment restrictions.  Please revise the last sentence of the first paragraph accordingly.

Response:  The disclosure under the caption "Investment Restrictions—Fundamental" has been revised as requested.

Management Arrangements—Portfolio Management

5.
Staff Comment:  The Fund discloses that its portfolio managers are John F. Flahive and Timothy J. Sanville.  Mr. Sanville, however, is not disclosed as one of the Fund's portfolio managers, as required, under the captions "Fund Summary—Portfolio Management" and "Management" in the Fund's prospectus and under the caption "Management Arrangements—Additional Information about the Portfolio Managers" in the Fund's statement of additional information.  Please revise the disclosure in the relevant portions of the Fund's prospectus and statement of additional information accordingly.

Response:  It is respectfully requested that the comment be waived.  Item 5(b) of Form N-1A requires that a registrant disclose the name, title and length of service of the person, or persons, who primarily are responsible for the day-to-day management of the registrant's portfolio.  Items 10(a)(2) and 20 of Form N-1A also require that certain additional information with respect to those individuals required to be identified in response to Item 5(b) be included in a registrant's registration statement (e.g., business experience, compensation, other accounts managed, ownership of fund securities, material conflicts of interest, etc.).  While Mr. Sanville is one of the Fund's portfolio managers, he is not the Fund's primary portfolio manager.  The Fund discloses, under the captions "Fund Summary—Portfolio Management" and "Management" in the Fund's prospectus, that Mr. Flahive is the Fund's primary portfolio manager and, therefore, the information required by Items 5(b), 10(a)(2) and 20 of Form N-1A is provided only with respect to Mr. Flahive.

Portfolio Transactions—Disclosure of Portfolio Holdings

6.
Staff Comment:  Item 16(f) of Form N-1A requires, in part, that a registrant disclose the procedures that it uses to ensure that disclosure of information regarding portfolio securities is in the best interests of fund shareholders, including procedures to address conflicts between the interests of fund shareholders, on the one hand, and those of the registrant's investment adviser, principal underwriter or any affiliated person of the registrant, its investment adviser or its principal underwriter, on the other.  Please disclose the procedures regarding how the Fund addresses such conflicts of interest.

Response:  The requested disclosure has been added under the caption "Portfolio Transactions—Disclosure of Portfolio Holdings."

Summary of Proxy Voting Policy, Procedures and Guidelines

7.
Staff Comment:  Item 17(f) of Form N-1A requires that a registrant describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that it uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the registrant's investment adviser, principal underwriter or any affiliated person of the registrant, its investment adviser, or its principal underwriter, on the other.  Please disclose such policies and procedures, including the procedures that the Fund uses when votes presents such conflicts of interest.

Response:  It is respectfully requested that the comment be waived.  The Fund states that it delegates to Dreyfus, its investment adviser, the authority to vote proxies of companies held in the Fund's portfolio and that Dreyfus, through its participation on The Bank of New York Mellon Corporation's Proxy Policy Committee (the "PPC"), applies The Bank of New York Mellon's Proxy Voting Policy, related procedures and voting guidelines when voting proxies on behalf of the Fund.  The Fund discloses that Dreyfus seeks to avoid material conflicts of interest through participation in the PPC, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by third party vendors, and without consideration of any client relationship factors.  Additionally, in an attempt to further avoid material conflicts of interest, the Fund states that Dreyfus engages a third party as an independent fiduciary to vote all proxies for Fund securities.

*     *     *     *     *     *     *     *

We hope the Staff finds the revisions in the Amendment responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138.

Very truly yours,
/s/ Brad A. Green
Brad A. Green

cc: David Stephens